Offerings - Offering: 1	Apr. 22, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate amount of debt securities is being registered as may from time to time be offered, issued or sold at indeterminate prices. Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee. Registration fees will be paid subsequently on a pay as you go basis. The registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.